DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 10.9%
Activision Blizzard, Inc.	127,519	$9,178,818
Alphabet, Inc., Class A*	49,768	71,343,423
Alphabet, Inc., Class C*	50,925	72,767,751
Cable One, Inc.	764	1,441,584
CenturyLink, Inc.(a)	153,747	1,511,333
Discovery, Inc., Class A*	26,731	581,399
Discovery, Inc., Class C*	57,553	1,127,463
Electronic Arts, Inc.*	48,082	5,908,316
Liberty Broadband Corp., Class C*	18,042	2,464,898
Liberty Global PLC, Class A*	26,967	572,779
Liberty Global PLC, Class C*	68,623	1,415,693
Omnicom Group, Inc.	35,996	1,972,221
Verizon Communications, Inc.	686,182	39,373,123
Walt Disney Co.	299,680	35,152,464

(Cost $227,104,520)		244,811,265

Consumer Discretionary - 10.9%
Advance Auto Parts, Inc.	11,487	1,600,369
Aptiv PLC	42,378	3,193,182
Aramark	37,688	975,742
Best Buy Co., Inc.	38,659	3,018,881
Booking Holdings, Inc.*	6,818	11,177,566
BorgWarner, Inc.(a)	33,531	1,078,022
Burlington Stores, Inc.*	10,996	2,305,531
CarMax, Inc.*(a)	27,182	2,393,375
Darden Restaurants, Inc.	21,685	1,666,709
Domino’s Pizza, Inc.	6,418	2,476,321
eBay, Inc.	132,143	6,017,792
Expedia Group, Inc.	22,784	1,810,872
Garmin Ltd.	22,504	2,029,186
Genuine Parts Co.	24,132	2,012,850
Hasbro, Inc.	21,977	1,615,529
Hilton Worldwide Holdings, Inc.	45,140	3,580,053
Home Depot, Inc.	181,016	44,978,856
LKQ Corp.*	48,435	1,330,025
Lowe’s Cos., Inc.	127,228	16,584,170
Lululemon Athletica, Inc.*	20,545	6,165,452
McDonald’s Corp.	123,736	23,054,492
MercadoLibre, Inc.*	7,424	6,322,798
Mohawk Industries, Inc.*	9,846	917,647
Newell Brands, Inc.(a)	64,464	847,702
NIKE, Inc., Class B	206,220	20,329,168
NVR, Inc.*	582	1,874,977
Ross Stores, Inc.	59,571	5,776,004
Royal Caribbean Cruises Ltd.	29,178	1,513,463
Starbucks Corp.	194,817	15,193,778
Target Corp.	84,115	10,289,788
Tesla, Inc.*	24,487	20,446,645
Tiffany & Co.	18,051	2,312,875
TJX Cos., Inc.	199,711	10,536,752
Tractor Supply Co.	19,695	2,403,184
Ulta Beauty, Inc.*	9,011	2,198,774
Vail Resorts, Inc.(a)	6,564	1,301,838
VF Corp.	55,689	3,124,153
Whirlpool Corp.(a)	10,417	1,268,999

(Cost $226,863,478)		245,723,520

Consumer Staples - 6.9%
Bunge Ltd.	23,685	924,189
Campbell Soup Co.	28,601	1,458,079
Clorox Co.	20,969	4,324,856
Coca-Cola Co.	676,216	31,565,763
Colgate-Palmolive Co.	134,829	9,752,182
Estee Lauder Cos., Inc., Class A	36,898	7,286,248
General Mills, Inc.	100,390	6,328,586
Hormel Foods Corp.(a)	48,821	2,383,929
Kellogg Co.	43,201	2,821,457
Kimberly-Clark Corp.	56,737	8,024,881
McCormick & Co., Inc.	20,515	3,593,407
PepsiCo, Inc.	230,647	30,341,613
Procter & Gamble Co.	409,711	47,493,699

(Cost $148,514,575)		156,298,889

Energy - 2.4%
Baker Hughes Co.	106,033	1,750,605
Cheniere Energy, Inc.*	37,955	1,683,304
ConocoPhillips	179,370	7,565,826
EOG Resources, Inc.	96,567	4,922,020
Hess Corp.	45,329	2,151,768
HollyFrontier Corp.	26,913	846,414
Kinder Morgan, Inc.	338,217	5,343,828
Marathon Petroleum Corp.	107,727	3,785,527
National Oilwell Varco, Inc.(a)	64,753	807,470
Occidental Petroleum Corp.(a)	150,855	1,953,572
ONEOK, Inc.	68,604	2,517,081
Phillips 66	72,946	5,708,754
Pioneer Natural Resources Co.	27,508	2,519,733
Schlumberger Ltd.	232,623	4,296,547
Valero Energy Corp.	67,948	4,528,055
Williams Cos., Inc.	201,263	4,111,803

(Cost $76,495,039)		54,492,307

Financials - 10.1%
Allstate Corp.	52,602	5,145,002
Ally Financial, Inc.	62,257	1,085,762
American Express Co.	114,007	10,838,645
American Financial Group, Inc.	12,975	781,614
American International Group, Inc.	144,980	4,358,099
Ameriprise Financial, Inc.	20,455	2,865,132
Aon PLC, Class A	38,440	7,570,758
Arch Capital Group Ltd.*	68,775	1,940,831
Arthur J Gallagher & Co.	31,250	2,946,250
Assurant, Inc.	9,911	1,016,670
Bank of New York Mellon Corp.	132,925	4,940,822
BlackRock, Inc.	25,301	13,375,121

Carlyle Group, Inc.	23,124	639,610
Cboe Global Markets, Inc.	18,334	1,951,838
Charles Schwab Corp.	192,146	6,899,963
Chubb Ltd.	75,010	9,146,719
Citizens Financial Group, Inc.	70,951	1,709,919
CME Group, Inc.	59,484	10,861,778
Comerica, Inc.	23,459	852,735
Discover Financial Services	51,180	2,431,562
E*TRADE Financial Corp.	36,711	1,671,819
East West Bancorp, Inc.	23,685	827,791
Equitable Holdings, Inc.	68,973	1,318,074
Erie Indemnity Co., Class A(a)	4,214	759,531
FactSet Research Systems, Inc.(a)	6,292	1,934,853
Fifth Third Bancorp	117,688	2,281,970
First Republic Bank	27,816	3,008,857
Franklin Resources, Inc.(a)	51,589	973,484
Hartford Financial Services Group, Inc.	59,466	2,276,953
Huntington Bancshares, Inc.	169,175	1,503,966
Intercontinental Exchange, Inc.	91,868	8,934,163
Invesco Ltd.(a)	68,724	547,730
KeyCorp	160,924	1,906,949
Lincoln National Corp.	32,435	1,230,260
Loews Corp.	42,988	1,428,921
M&T Bank Corp.	21,078	2,227,101
MarketAxess Holdings, Inc.	6,294	3,201,065
Marsh & McLennan Cos., Inc.	83,642	8,859,361
Moody’s Corp.	27,999	7,487,213
Nasdaq, Inc.	19,332	2,290,069
Northern Trust Corp.	33,538	2,649,837
People’s United Financial, Inc.(a)	73,719	844,083
PNC Financial Services Group, Inc.	71,872	8,196,283
Principal Financial Group, Inc.	45,592	1,760,763
Progressive Corp.	97,150	7,546,612
Prudential Financial, Inc.	65,898	4,017,142
Raymond James Financial, Inc.	20,807	1,441,509
Regions Financial Corp.	158,847	1,796,560
Reinsurance Group of America, Inc.	10,398	943,619
S&P Global, Inc.	40,470	13,153,559
State Street Corp.	58,814	3,585,301
SVB Financial Group*	8,205	1,762,024
T. Rowe Price Group, Inc.	39,183	4,737,225
TD Ameritrade Holding Corp.	45,018	1,677,821
Travelers Cos., Inc.	42,335	4,528,998
Truist Financial Corp.	222,783	8,193,959
US Bancorp	227,336	8,084,068
Voya Financial, Inc.	22,699	1,022,590
Willis Towers Watson PLC	21,368	4,335,567
Zions Bancorp NA	27,375	900,774

(Cost $244,203,069)		227,207,254

Health Care - 14.8%
AbbVie, Inc.	293,166	27,167,693
ABIOMED, Inc.*	7,478	1,674,324
Agilent Technologies, Inc.	51,582	4,546,437
Align Technology, Inc.*	12,426	3,052,074
AmerisourceBergen Corp.	25,961	2,475,122
Amgen, Inc.	97,901	22,487,860
Becton Dickinson and Co.	45,012	11,114,813
Biogen, Inc.*	28,893	8,872,751
BioMarin Pharmaceutical, Inc.*	30,192	3,216,958
Bristol-Myers Squibb Co.	374,548	22,368,007
Cardinal Health, Inc.	48,433	2,648,801
Centene Corp.*	98,017	6,493,626
Cerner Corp.	51,780	3,774,762
Cigna Corp.	61,833	12,200,888
DaVita, Inc.*	14,594	1,181,530
DENTSPLY SIRONA, Inc.	36,813	1,712,541
DexCom, Inc.*(a)	15,207	5,752,960
Edwards Lifesciences Corp.*	34,709	7,799,806
Gilead Sciences, Inc.	209,747	16,324,609
HCA Healthcare, Inc.	44,940	4,804,086
Henry Schein, Inc.*	23,800	1,445,136
Hologic, Inc.*	43,706	2,316,418
Humana, Inc.	21,926	9,003,912
IDEXX Laboratories, Inc.*	14,163	4,374,667
Jazz Pharmaceuticals PLC*	9,590	1,144,279
Johnson & Johnson	437,132	65,023,385
Laboratory Corp. of America Holdings*	16,137	2,829,139
Merck & Co., Inc.	420,796	33,966,653
Mettler-Toledo International, Inc.*	3,996	3,176,820
Perrigo Co. PLC	22,087	1,209,705
Quest Diagnostics, Inc.	22,151	2,620,020
ResMed, Inc.	24,004	3,860,323
STERIS PLC	14,149	2,347,178
Teladoc Health, Inc.*	11,683	2,033,543
Varian Medical Systems, Inc.*	14,874	1,805,555
Vertex Pharmaceuticals, Inc.*	43,034	12,392,071
Waters Corp.*	10,321	2,062,652
West Pharmaceutical Services, Inc.	12,254	2,647,354
Zoetis, Inc.	78,834	10,988,671

(Cost $304,209,994)		334,917,129

Industrials - 8.1%
3M Co.	95,540	14,946,278
Allegion PLC	15,761	1,571,372
AMERCO	1,641	529,222
C.H. Robinson Worldwide, Inc.	22,742	1,845,058
Caterpillar, Inc.	91,307	10,968,710
Copart, Inc.*	35,172	3,144,025
CSX Corp.	128,446	9,194,165
Cummins, Inc.	24,429	4,143,158
Deere & Co.	49,453	7,522,790
Delta Air Lines, Inc.	26,559	669,552
Dover Corp.	23,956	2,329,721
Eaton Corp. PLC	68,618	5,825,668
Expeditors International of Washington, Inc.	28,615	2,185,328

Fastenal Co.	95,318	3,932,821
Fortune Brands Home & Security, Inc.	23,685	1,443,838
Howmet Aerospace, Inc.	65,058	850,959
IDEX Corp.	12,869	2,050,933
IHS Markit Ltd.	63,042	4,378,897
Illinois Tool Works, Inc.	52,928	9,127,963
Johnson Controls International PLC	126,787	3,982,380
Kansas City Southern	15,960	2,402,299
Lennox International, Inc.	5,763	1,232,360
Masco Corp.	46,099	2,150,518
Nielsen Holdings PLC	58,142	807,592
Norfolk Southern Corp.	42,797	7,630,277
Owens Corning	18,051	947,678
PACCAR, Inc.	57,489	4,246,138
Parker-Hannifin Corp.	21,309	3,834,981
Pentair PLC	26,967	1,055,488
Robert Half International, Inc.	19,729	1,001,049
Rockwell Automation, Inc.	19,285	4,168,646
Roper Technologies, Inc.	17,647	6,949,389
Snap-on, Inc.(a)	8,622	1,118,187
Stanley Black & Decker, Inc.	25,326	3,177,147
Teledyne Technologies, Inc.*	6,079	2,274,275
Trane Technologies PLC	39,569	3,569,519
Union Pacific Corp.	114,571	19,461,030
United Parcel Service, Inc., Class B	116,536	11,619,805
United Rentals, Inc.*(a)	12,343	1,714,319
W.W. Grainger, Inc.	7,644	2,366,735
Waste Management, Inc.	70,496	7,525,448
Xylem, Inc.	29,905	1,983,898

(Cost $181,581,955)		181,879,616

Information Technology - 26.8%
Accenture PLC, Class A	105,408	21,252,361
Adobe, Inc.*	80,027	30,938,438
Applied Materials, Inc.	152,428	8,563,405
Autodesk, Inc.*	36,521	7,683,288
Cadence Design Systems, Inc.*	46,659	4,259,500
Cisco Systems, Inc.	703,935	33,662,172
Citrix Systems, Inc.	19,295	2,857,975
Cognex Corp.	28,650	1,625,601
Hewlett Packard Enterprise Co.	214,656	2,084,310
HP, Inc.	237,809	3,600,428
Intel Corp.	709,602	44,655,254
International Business Machines Corp.	147,465	18,418,379
Intuit, Inc.	43,238	12,552,856
Keysight Technologies, Inc.*	31,176	3,371,061
Lam Research Corp.	24,254	6,637,592
Mastercard, Inc., Class A	148,498	44,681,563
Microsoft Corp.	1,199,118	219,738,374
NVIDIA Corp.	101,587	36,065,417
salesforce.com, Inc.*	139,871	24,448,052
Texas Instruments, Inc.	155,026	18,407,787
Trimble, Inc.*	41,736	1,632,712
Visa, Inc., Class A	283,119	55,276,154
VMware, Inc., Class A*(a)	13,687	2,138,868
Western Union Co.	68,572	1,372,811

(Cost $501,449,306)		605,924,358

Materials - 2.9%
Amcor PLC	266,260	2,718,515
Axalta Coating Systems Ltd.*	35,172	812,825
Ball Corp.	51,568	3,674,736
DuPont de Nemours, Inc.	122,733	6,226,245
Ecolab, Inc.	43,060	9,153,695
International Flavors & Fragrances, Inc.(a)	14,178	1,888,368
Linde PLC	88,566	17,920,444
Mosaic Co.	61,529	743,885
Newmont Corp.	134,046	7,837,669
Nucor Corp.	50,099	2,117,184
PPG Industries, Inc.	39,135	3,978,855
Sherwin-Williams Co.	13,775	8,180,284
Steel Dynamics, Inc.	35,448	941,499

(Cost $60,501,068)		66,194,204

Real Estate - 3.1%
Alexandria Real Estate Equities, Inc. REIT	19,378	2,978,786
American Tower Corp. REIT	73,517	18,979,884
Boston Properties, Inc. REIT	24,410	2,098,772
CBRE Group, Inc., Class A*	53,216	2,340,440
Equinix, Inc. REIT	14,182	9,893,788
Equity Residential REIT	61,747	3,739,398
Healthpeak Properties, Inc. REIT	83,037	2,046,032
Host Hotels & Resorts, Inc. REIT	117,168	1,398,986
Iron Mountain, Inc. REIT(a)	48,396	1,246,681
Jones Lang LaSalle, Inc.	8,434	863,641
Prologis, Inc. REIT	122,626	11,220,279
SBA Communications Corp. REIT	18,576	5,835,279
UDR, Inc. REIT	49,399	1,826,775
Welltower, Inc. REIT	68,567	3,474,290
Weyerhaeuser Co. REIT	123,748	2,498,472

(Cost $66,375,310)		70,441,503

Utilities - 3.1%
AES Corp.	110,437	1,379,358
Alliant Energy Corp.	41,226	2,034,915
American Water Works Co., Inc.	30,038	3,814,826
CMS Energy Corp.	47,124	2,760,524
Consolidated Edison, Inc.	55,399	4,158,249
Dominion Energy, Inc.	138,218	11,749,912
DTE Energy Co.	31,912	3,432,774
Edison International	59,814	3,475,792
Eversource Energy	54,523	4,563,575
Pinnacle West Capital Corp.	18,961	1,477,062
Public Service Enterprise Group, Inc.	83,847	4,279,551
Sempra Energy	47,729	6,028,650
Southern Co.	174,990	9,986,679
WEC Energy Group, Inc.	52,356	4,802,616

Xcel Energy, Inc.	87,091	5,663,528

(Cost $68,990,410)		69,608,011

TOTAL COMMON STOCKS (Cost $2,106,288,724)		2,257,498,056

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
(Cost $75,356)	75,356	75,356

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
(Cost $464,226)	464,226	464,226

TOTAL INVESTMENTS - 100.0% (Cost $2,106,828,306)		$2,258,037,638
Other assets and liabilities, net - 0.0%		1,034,686

NET ASSETS - 100.0%		$2,259,072,324

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
719,723	—	(644,367)(d)	—	—	8,345	—	75,356	75,356
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
2,902,467	33,320,071	(35,758,312)	—	—	33,520	—	464,226	464,226

3,622,190	33,320,071	(36,402,679)	—	—	41,865	—	539,582	539,582

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $21,324,212, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $21,528,116.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

REIT:	Real Estate Investment Trust

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P MidCap 400 Futures	USD	3	$505,430	$528,690	6/19/2020	$23,260
E-Mini S&P 500 ESG Futures	USD	10	1,010,500	1,293,900	6/19/2020	283,400
E-Mini S&P 500 Futures	USD	18	2,667,737	2,737,800	6/19/2020	70,063

Total unrealized appreciation						$376,723

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$2,257,498,056	$—	$—	$2,257,498,056
Short-Term Investments(f)	539,582	—	—	539,582
Derivatives(g)
Futures Contracts	376,723	—	—	376,723

TOTAL	$2,258,414,361	$—	$—	$2,258,414,361

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.